Other assets - Components of other assets (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Cash flow hedges (note 19)	$ 322,748	$ 56,802
Chile VAT receivable	18,343	18,493
Restricted cash for debt service and major maintenance of vessels	14,349	13,053
Fair value of Egypt gas supply contract derivative (note 19)	11,220	0
Investment in Carbon Recycling International	5,620	4,620
Defined benefit pension plans (note 21)	3,977	5,017
Deferred financing fees	1,119	1,431
Other	18,357	9,612
Total other assets	395,733	109,028
Less current portion	(39,346)	(9,842)
Other assets	$ 356,387	$ 99,186